Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Internet services	$ 1,680,355	$ 1,367,618	$ 669,817
Smart hardware and Internet of things devices	58,423	0	0
Others	65,805	23,042	1,271
Total revenues	1,804,583	1,390,660	671,088
Cost of revenues:
Internet services	332,858	290,076	87,334
Smart hardware and Internet of things devices	51,498	0	0
Others	39,401	15,386	504
Total cost of revenues	423,757	305,462	87,838
Subsidy income	20,647	8,506	2,349
Operating expenses:
Selling and marketing	483,615	333,701	110,104
General and administrative	161,363	94,260	117,148
Product development	495,964	406,250	255,248
Total operating expenses	1,140,942	834,211	482,500
Income from operations	260,531	259,493	103,099
Interest income	23,721	25,605	10,398
Interest expense	(32,553)	(25,518)	(5,572)
Other income	435	1,803	590
Exchange gain (loss)	1,113	(11,899)	5,105
Gain in connection with short-term investments	77,745	10,230	327
Gain in connection with long-term investments	38,955	26,780	11,216
(Loss) gain on deconsolidation of subsidiaries	64,238	0	(1,144)
Income before income tax expense and loss from equity method investments	434,185	286,494	124,019
Income tax expense	(119,485)	(51,425)	(23,423)
Loss from equity method investments	(61,539)	(18,906)	(2,747)
Net income	253,161	216,163	97,849
Add: Net loss attributable to noncontrolling interest	53,807	6,605	1,803
Net income attributable to Qihoo 360 Technology Co. Ltd.	$ 306,968	$ 222,768	$ 99,652
Net income per ordinary share-basic (in dollars per share)	$ 1.65	$ 1.20	$ 0.55
Net income per ordinary share-diluted (in dollars per share)	$ 1.58	$ 1.13	$ 0.52
Weighted average shares used in calculating net income per ordinary share-basic (in shares)	185,859,435	185,107,216	180,476,681
Weighted average shares used in calculating net income per ordinary share-diluted (in shares)	215,268,020	197,491,372	193,036,850
Selling and marketing [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	$ 14,472	$ 15,571	$ 15,389
General and administrative [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	41,534	16,891	69,101
Product development [Member]
Share-based compensation expense included in:
Allocated Share-based Compensation Expense	$ 77,291	$ 62,594	$ 36,597